Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Equity

9. Equity

The Company’s 2019 Equity Incentive Plan as amended (the Plan), provides for the grant of stock options, restricted stock and other equity awards of the Company’s common stock to employees, officers, consultants, and directors. As of June 30, 2019, the Plan had a maximum of 3,404,401 total shares available for issuance.

Options expire within a period of not more than ten years from the date of grant. Initial option grants to employees typically vest 25% after one year and monthly thereafter over a three-year period and expire between one and three months after employee termination. Subsequent option grants to employees and grants to non-employees typically vest monthly over a four-year period. The majority of options outstanding at June 30, 2019, had vesting periods of four years.

The following summarizes option activity under the Plan:

	Outstanding Options
	Outstanding Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	(in thousands)
Balances as of December 31, 2018	3,597,638	$4.40	9.5	$15,056
Options granted	1,472,323	$14.47
Options exercised	(255,213)	$2.40
Options cancelled	(223,944)	$4.72

Balances as of June 30, 2019	4,590,804	$7.73	9.1	151,371

Options vested and exercisable as of June 30, 2019	578,836	$3.80	7.2	$21,360

The weighted-average grant-date fair value of options granted to employees was $15.62 and $3.50 for the three months ended June 30, 2019 and 2018, respectively and was $14.65 and $3.64, for the six months ended June 30, 2019 and 2018, respectively.

Stock-Based Compensation Expense

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee and nonemployee stock option grants were as follows:

Expected Term—The Company uses the “simplified method” for estimating the expected term of employee options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).

Expected Volatility—Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company estimates expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of the stock options.

Expected Dividend—The Company has not issued any dividends and does not expect to issue dividends over the life of the options. As a result, the Company has estimated the dividend yield to be zero.

The fair values of the employee stock options granted under the Plan were estimated using the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Risk-free interest rate	2.29%	2.79%	2.42%	2.79%
Volatility	83.1%	82.5%	80.6%	82.5%
Expected term (in years)	6.00	6.07	6.04	6.04
Dividend yield	—%	—%	—%	—%

Stock-based compensation expense, net of forfeitures, is reflected in the statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Research and development	$1,292	$76	$2,281	$117
General and administrative	1,767	61	2,704	105

Total stock-based compensation	$3,059	$137	$4,985	$222

As of June 30, 2019, there was $34.0 million in total unrecognized compensation expense to be recognized over a weighted average period of 3.22 years.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following:

	June 30, 2019	December 31, 2018
Conversion of preferred stock outstanding	—	16,993,194
Common stock options outstanding	4,590,804	3,597,638
Shares available for issuance under the Plan	3,404,401	1,816,266

Total	7,995,205	22,407,098

9. Stockholders’ Equity

Stock Option Plan

The Company’s 2013 Equity Incentive Plan, as amended (the Plan), provides for the grant of stock options, restricted stock and other equity awards of the Company’s common stock to employees, officers, consultants, and directors. The Plan originally included an aggregate amount of up to a maximum of 389,610 shares. During 2017, the Plan was amended twice to increase the aggregate maximum to 1,558,442 total shares available for issuance. Concurrent with the Series D convertible preferred financing in October 2018, the plan was increased to a maximum 5,500,788 total shares available for issuance.

Options expire within a period of not more than ten years from the date of grant. Initial option grants to employees typically vest 25% after one year and monthly thereafter over a three-year period and expire between one and six months after employee termination. Subsequent option grants to employees and grants to non-employees typically vest monthly over a four-year period. The majority of options outstanding at December 31, 2018 had vesting periods of four years.

	Outstanding Options
	Shares Subject to Outstanding Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Balances as of December 31, 2017	584,019	$1.92	9.0	$743
Options granted	3,099,984	$4.81
Options exercised	(43,774)	$1.74
Options cancelled	(42,591)	$3.20

Balances as of December 31, 2018	3,597,638	$4.40	9.5	$15,056

Options vested and exercisable as of December 31, 2018	428,481	$2.53	8.1	$2,596

The aggregate intrinsic values of options outstanding, vested and exercisable were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock of $8.59 per share as of December 31, 2018.

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2017 and 2018 was $2.08 and $6.23, respectively. As of December 31, 2018, the total compensation expense related to non-vested options not yet recognized was $18,214 and is expected to be recognized over a weighted average term of 3.6 years.

The fair values of the employee stock options granted under the Plan during 2017 and 2018 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,
	2017	2018
Risk-free interest rate	1.94 - 2.22%	2.61 - 3.10%
Volatility	91.3%	80.4 - 82.5%
Expected term (in years)	5.00 -6.08	5.77 - 6.08
Dividend yield	—%	—%

The Company computed volatility to be used based on an index of publicly traded comparable companies. The expected term of the options is based on the average period the stock options are expected to remain outstanding calculated as the midpoint between the weighted-average vesting term and the contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The risk-free interest rate is based on U.S. Treasury instruments with terms consistent with the expected terms of the stock options, as determined at the time of grant.

Stock-based compensation expense, net of forfeitures, is reflected in the statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2017	2018
Research and development	$160	$556
General and administrative	184	591

Total stock-based compensation	$344	$1,147

Stock-based compensation expense for non-employees for the years ended December 31, 2017 and 2018 was $46 and $115, respectively, which is included in the above table.

Common Stock Reserved for Future Issuance:

Common stock reserved for future issuance consists of the following:

	December 31,
	2017	2018
Conversion of preferred stock outstanding	10,165,120	16,993,194
Common stock options outstanding	584,019	3,597,638
Shares available for issuance under the Plan	931,336	1,816,266

Total	11,680,475	22,407,098